UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund:   BlackRock Latin America Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.2%

Argentina — 3.0%
Corp. America Airports SA(a)(b)	89,000	$991,460
Globant SA(b)	16,282	902,674
Grupo Financiero Galicia SA - ADR	18,000	641,340
Grupo Supervielle SA - ADR	40,000	540,400
Loma Negra Cia Industrial Argentina SA - ADR(b)	70,000	786,800
Pampa Energia SA - ADR(b)	13,000	547,950
Telecom Argentina SA - ADR	26,000	521,820

		4,932,444
Brazil — 65.1%
AMBEV SA - ADR	466,000	2,395,240
Azul SA - ADR(a)(b)	106,461	2,038,728
B2W Cia Digital(b)	216,000	1,620,014
B3 SA - Brasil Bolsa Balcao	829,000	5,254,552
Banco Bradesco SA - ADR	1,683,000	13,598,640
Banco do Brasil SA	334,000	2,892,122
BR Malls Participacoes SA(b)	662,000	1,754,962
Cia de Saneamento do Parana	53,000	628,663
Cosan SA	216,000	2,121,845
Eneva SA(b)	226,000	752,671
Fleury SA	260,000	1,896,678
Gerdau SA - ADR	405,000	1,782,000
Gerdau SA, Preference Shares	405,000	1,799,856
Iguatemi Empresa de Shopping Centers SA	167,000	1,497,674
Iochpe-Maxion SA	245,000	1,504,609
Itau Unibanco Holding SA, Preference Shares - ADR	1,129,000	13,536,710
Klabin SA	122,275	658,075
Linx SA	162,000	801,519
Localiza Rent a Car SA	383,000	2,423,534
Lojas Americanas SA, Preference Shares	608,000	2,938,513
Lojas Renner SA	481,000	3,957,392
Magazine Luiza SA	35,000	1,233,341
MRV Engenharia e Participacoes SA	456,000	1,604,924
Petroleo Brasileiro SA - ADR(a)	1,139,000	12,468,930
Rumo SA(b)	859,000	3,398,649
Suzano Papel e Celulose SA	334,000	3,964,431
TIM Participacoes SA	353,000	1,166,227
TIM Participacoes SA - ADR(a)	69,000	1,132,980
Vale SA - ADR	1,055,000	15,466,300
WEG SA	277,000	1,366,070

		107,655,849
Chile — 1.6%
SACI Falabella	290,000	2,696,851

Colombia — 1.6%
Bancolombia SA - ADR	58,000	2,662,780

Mexico — 25.6%
Alsea SAB de CV	580,000	2,000,682

Security	Shares	Value
Mexico (continued)
America Movil SAB de CV, Series L - ADR	550,000	$9,410,500
Arca Continental SAB de CV	500,000	3,319,070
Cemex SAB de CV - ADR(a)(b)	640,000	4,768,000
Corp. Inmobiliaria Vesta SAB de CV	900,000	1,425,977
Fomento Economico Mexicano SAB de CV - ADR	70,000	6,869,800
Grupo Financiero Banorte SAB de CV, Series O	1,100,000	7,670,239
PLA Administradora Industrial S de RL de CV(b)	365,000	566,954
Wal-Mart de Mexico SAB de CV	2,125,000	6,205,886

		42,237,108
United Kingdom — 2.3%
Antofagasta PLC	290,000	3,808,596

Total Common Stocks — 99.2% (Cost — $133,960,668)		163,993,628

Corporate Bonds — 0.1%

Brazil — 0.1%
Hypera SA, 11.30%, 10/15/18(c)	BRL 137	1,927
Klabin SA:
7.25%, 06/15/20	22	119,920
1.00%, 06/15/22	14	73,797
Lupatech SA, 6.50%, 04/15/19(b)(d)	2,128	—

Total Corporate Bonds — 0.1% (Cost — $1,395,864)		195,644

Warrants — 0.0%

Brazil — 0.0%
Iochpe-Maxion SA (Expires 06/03/19), 0.00%(b)	10	24,874
Klabin SA (Expires 06/15/20), 0.00%(c)	22	—

Total Warrants — 0.0% (Cost — $—)		24,874

Total Long-Term Investments — 99.3% (Cost — $135,356,532)		164,214,146

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 5.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(e)(f)	1,267,342	$1,267,342
SL Liquidity Series, LLC, Money Market Series, 1.86%(e)(f)(g)(h)	7,604,126	7,605,647

Total Short-Term Securities — 5.4% (Cost — $8,871,834)		8,872,989

Value
Total Investments — 104.7% (Cost — $144,228,366)	173,087,135
Liabilities in Excess of Other Assets — (4.7)%	(7,742,140)

Net Assets — 100.0%	$165,344,995

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	All or a portion of security was purchased with the cash collateral from loaned securities.
(h)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,267,342	1,267,342	$1,267,342	$19,243	(b)	$—	$—
SL Liquidity Series, LLC, Money Market Series	—	7,604,126	7,604,126	7,605,647	5,251		334	1,155

				$8,872,989	$24,494		$334	$1,155

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
BRL	Brazilian Real

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$4,932,444	$—	$—	$4,932,444
Brazil	107,655,849	—	—	107,655,849
Chile	2,696,851	—	—	2,696,851
Colombia	2,662,780	—	—	2,662,780
Mexico	42,237,108	—	—	42,237,108
United Kingdom	—	3,808,596	—	3,808,596
Corporate Bonds	—	193,717	1,927	195,644
Warrants	24,874	—	—	24,874
Short-Term Securities	1,267,342	—	—	1,267,342

	$161,477,248	$4,002,313	$1,927	$165,481,488

Investments Valued at NAV(a)				7,605,647

Total	$161,477,248	$4,002,313	$1,927	$173,087,135

(a)	As of July 31, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended July 31, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: September 20, 2018